                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-5962
  NAME OF REGISTRANT:                                              VANGUARD VARIABLE INSURANCE FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         DECEMBER 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD VARIABLE INSURANCE FUND-SHORT-TERM INVESTMENT GRADE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF AMERICA CORPORATION
  TICKER:                BMLPRL          CUSIP:     060505583
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: WILLIAM BARNET,                        ISSUER          YES          FOR               FOR
III
PROPOSAL #1B: ELECTION OF DIRECTOR: FRANK P. BRAMBLE,                      ISSUER          YES          FOR               FOR
 SR.

PROPOSAL #1C: ELECTION OF DIRECTOR: VIRGIS W. COLBERT                      ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: JOHN T. COLLINS                        ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                     ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: TOMMY R. FRANKS                        ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: CHARLES K. GIFFORD                     ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: KENNETH D. LEWIS                       ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MONICA C. LOZANO                       ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: WALTER E. MASSEY                       ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: THOMAS J. MAY                          ISSUER          YES          FOR               FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: PATRICIA E.                            ISSUER          YES          FOR               FOR
MITCHELL

PROPOSAL #1M: ELECTION OF DIRECTOR: JOSEPH W. PRUEHER                      ISSUER          YES          FOR               FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: CHARLES O.                             ISSUER          YES          FOR               FOR
ROSSOTTI

PROPOSAL #1O: ELECTION OF DIRECTOR: THOMAS M. RYAN                         ISSUER          YES          FOR               FOR

PROPOSAL #1P: ELECTION OF DIRECTOR: O. TEMPLE SLOAN,                       ISSUER          YES          FOR               FOR
JR.

PROPOSAL #1Q: ELECTION OF DIRECTOR: ROBERT L. TILLMAN                      ISSUER          YES          FOR               FOR

PROPOSAL #1R: ELECTION OF DIRECTOR: JACKIE M. WARD                         ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF THE INDEPENDENT                              ISSUER          YES          FOR               FOR
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009

PROPOSAL #03: AN ADVISORY (NON-BINDING) VOTE                               ISSUER          YES          FOR               FOR
APPROVING EXECUTIVE COMPENSATION

PROPOSAL #04: STOCKHOLDER PROPOSAL - DISCLOSURE OF                       SHAREHOLDER       YES        ABSTAIN           AGAINST
GOVERNMENT EMPLOYMENT

PROPOSAL #05: STOCKHOLDER PROPOSAL - ADVISORY VOTE ON                    SHAREHOLDER       YES        AGAINST             FOR
 EXEC COMP

PROPOSAL #06: STOCKHOLDER PROPOSAL - CUMULATIVE VOTING                   SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #07: STOCKHOLDER PROPOSAL - SPECIAL                             SHAREHOLDER       YES        AGAINST             FOR
STOCKHOLDER MEETINGS

PROPOSAL #08: STOCKHOLDER PROPOSAL - INDEPENDENT                         SHAREHOLDER       YES        AGAINST             FOR
BOARD CHAIRMAN

PROPOSAL #09: STOCKHOLDER PROPOSAL - PREDATORY CREDIT                    SHAREHOLDER       YES        ABSTAIN           AGAINST
 CARD LENDING PRACTICES

PROPOSAL #10: STOCKHOLDER PROPOSAL - ADOPTION OF                         SHAREHOLDER       YES        ABSTAIN           AGAINST
PRINCIPLES FOR HEALTH CARE REFORM

PROPOSAL #11: STOCKHOLDER PROPOSAL - LIMITS ON EXEC                      SHAREHOLDER       YES        AGAINST             FOR
COMP

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD VARIABLE INSURANCE FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.